Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable
Schedule of accounts payable

	June 30,	December 31,
	2026	2025

	(in US$’000)
Accounts payable — third parties	33,646	45,533

Schedule of aging analysis for accounts payable - third parties based on the relevant invoice dates

	June 30,	December 31,
	2026	2025

	(in US$’000)
Not later than 3 months	28,926	38,944
Between 3 months to 6 months	1,775	5,080
Between 6 months to 1 year	1,896	502
Later than 1 year	1,049	1,007
Accounts payable — third parties	33,646	45,533